Required Annual Principal Payments on Long-term Debt (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2016	$ 50,364
2017	143,305
2018	690,000
2019	0
2020	$ 0